Federated Hermes Total Return Bond Fund
Portfolio of Investments
August 31, 2021 (unaudited)
Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—35.3%
		Basic Industry - Chemicals—0.1%
$ 2,653,000		Albemarle Corp., 4.150%, 12/1/2024	$2,898,788
395,000		DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	522,858
9,955,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	12,782,349
12,000		Sherwin-Williams Co., Sr. Unsecd. Note, 2.750%, 6/1/2022	12,180
		TOTAL	16,216,175
		Basic Industry - Metals & Mining—0.5%
10,285,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	10,598,389
4,580,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	5,736,450
1,530,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	1,590,673
7,785,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	7,815,987
3,890,000	[1]	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.875%, 4/27/2051	4,206,315
7,750,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	8,162,607
2,200,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/8/2022	2,277,330
2,180,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	3,120,310
2,290,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	2,629,103
3,330,000	[1]	Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	3,746,381
		TOTAL	49,883,545
		Basic Industry - Paper—0.0%
1,788,000		International Paper Co., Sr. Unsecd. Note, 3.000%, 2/15/2027	1,943,510
		Capital Goods - Aerospace & Defense—1.1%
9,050,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	9,780,506
7,480,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	8,237,580
4,845,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	4,826,318
6,065,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	6,295,455
11,535,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	11,867,169
2,425,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	2,529,771
5,875,000		Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	6,226,606
5,900,000		Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	6,598,096
8,500,000		Boeing Co., Sr. Unsecd. Note, 5.705%, 5/1/2040	11,022,650
2,940,000	[1]	General Dynamics Corp., Sr. Unsecd. Note, 1.150%, 6/1/2026	2,974,076
4,360,000		General Dynamics Corp., Sr. Unsecd. Note, 3.250%, 4/1/2025	4,710,376
6,490,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	7,072,292
2,900,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	3,163,252
3,750,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	4,063,388
10,870,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	12,483,706
3,970,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 3/1/2025	4,244,009
7,300,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	8,075,813
1,820,000	[2]	Textron Financial Corp., Jr. Sub. Note, 144A, 1.860% (3-month USLIBOR +1.735%), 2/15/2042	1,563,570
4,685,000		Textron, Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	4,760,301
1,800,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	1,964,437
3,000,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	3,245,429
		TOTAL	125,704,800
		Capital Goods - Building Materials—0.3%
3,010,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	3,314,970
4,940,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	5,252,480

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Capital Goods - Building Materials—continued
$ 5,270,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	$5,728,985
6,770,000	[1]	Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	7,065,102
3,305,000		Carrier Global Corp., Sr. Unsecd. Note, 2.722%, 2/15/2030	3,468,875
10,200,000		Carrier Global Corp., Sr. Unsecd. Note, 3.577%, 4/5/2050	11,120,803
		TOTAL	35,951,215
		Capital Goods - Construction Machinery—0.4%
8,170,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	8,119,552
69,000		Caterpillar, Inc., Deb., 5.300%, 9/15/2035	92,782
295,000		Caterpillar, Inc., Sr. Unsecd. Note, 3.250%, 9/19/2049	328,598
1,640,000	[1]	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.875%, 1/15/2026	1,677,174
9,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	9,223,003
445,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	455,153
9,475,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	10,574,880
3,910,000		Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	4,166,725
510,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.150%, 9/8/2022	520,496
500,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 3/15/2022	507,124
9,875,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	11,153,144
		TOTAL	46,818,631
		Capital Goods - Diversified Manufacturing—0.6%
144,000		General Electric Capital Corp., Note, Series MTNA, 6.750%, 3/15/2032	200,171
350,000		General Electric Capital Corp., Series NOT2, 5.500%, 3/15/2023	373,927
120,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	181,863
2,555,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	2,608,032
2,680,000	[1]	Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	2,813,220
5,885,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	5,927,354
8,190,000		Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	8,598,462
5,200,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.400%, 9/15/2027	5,184,652
5,000,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.750%, 2/15/2031	4,845,241
4,830,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	4,818,509
3,585,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	3,851,710
1,900,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	2,108,489
7,930,000		Valmont Industries, Inc., 5.250%, 10/1/2054	10,178,166
1,645,000		Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	2,021,147
3,285,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	3,505,159
6,575,000		Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	6,691,089
		TOTAL	63,907,191
		Capital Goods - Packaging—0.1%
5,350,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.500%, 11/1/2023	5,751,901
5,830,000		WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	6,603,165
		TOTAL	12,355,066
		Communications - Cable & Satellite—0.9%
10,980,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	13,014,799
175,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	234,247
8,500,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 4.800%, 3/1/2050	9,950,686
10,695,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	11,069,570
4,300,000		Comcast Corp., 3.375%, 2/15/2025	4,654,804
10,000,000		Comcast Corp., Sr. Unsecd. Note, 1.500%, 2/15/2031	9,593,842
2,460,000		Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	2,392,596
4,570,000		Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	5,021,965

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—continued
$ 8,290,000	Comcast Corp., Sr. Unsecd. Note, 3.400%, 4/1/2030	$9,222,517
910,000	Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	1,001,965
2,325,000	Comcast Corp., Sr. Unsecd. Note, 3.750%, 4/1/2040	2,674,077
400,000	Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	466,509
3,380,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	3,773,371
580,000	Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	705,788
5,000,000	Comcast Corp., Sr. Unsecd. Note, 4.950%, 10/15/2058	7,203,892
3,000,000	NBCUniversal, Inc., Sr. Unsecd. Note, 5.950%, 4/1/2041	4,423,728
7,000,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	8,757,963
500,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 4.500%, 9/15/2042	560,246
135,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	150,992
	TOTAL	94,873,557
	Communications - Media & Entertainment—0.9%
10,000,000	Alphabet, Inc., Sr. Unsecd. Note, 1.900%, 8/15/2040	9,291,187
5,000,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	5,453,401
4,510,000	Fox Corp., Sr. Unsecd. Note, Series WI, 5.576%, 1/25/2049	6,214,564
11,850,000	Grupo Televisa S.A., 6.625%, 3/18/2025	13,954,864
2,100,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	2,610,254
7,500,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.400%, 3/1/2031	7,658,239
12,195,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.375%, 3/1/2041	12,816,618
8,340,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.450%, 4/30/2030	8,548,333
10,180,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.600%, 8/1/2031	10,510,828
5,200,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.900%, 8/15/2044	6,422,705
6,255,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2031	7,567,867
7,570,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	8,754,730
3,155,000	Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	3,783,093
	TOTAL	103,586,683
	Communications - Telecom Wireless—0.8%
8,980,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 2.875%, 5/7/2030	9,489,953
10,350,000	American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	10,244,529
3,000,000	American Tower Corp., Sr. Unsecd. Note, 3.700%, 10/15/2049	3,311,251
3,500,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	3,860,852
2,250,000	Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 1/15/2031	2,234,521
6,175,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.250%, 1/15/2051	6,277,506
8,400,000	Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	9,458,617
14,000,000	T-Mobile USA, Inc., Sec. Fac. Bond, 3.875%, 4/15/2030	15,703,380
3,350,000	T-Mobile USA, Inc., Sec. Fac. Bond, 4.500%, 4/15/2050	4,021,323
5,175,000	T-Mobile USA, Inc., Sr. Sub. Note, 3.000%, 2/15/2041	5,147,003
5,005,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	5,572,139
5,000,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	5,899,529
5,630,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	7,512,634
	TOTAL	88,733,237
	Communications - Telecom Wirelines—1.5%
9,240,000	AT&T, Inc., Sr. Unsecd. Note, 0.900%, 3/25/2024	9,258,430
9,255,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	9,380,273
7,090,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	7,482,269
16,370,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 6/1/2051	17,300,064
1,940,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	2,073,548
6,000,000	AT&T, Inc., Sr. Unsecd. Note, 4.550%, 3/9/2049	7,176,346
465,000	AT&T, Inc., Sr. Unsecd. Note, 5.250%, 3/1/2037	590,532

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—continued
$ 2,100,000		AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	$2,798,446
275,000		AT&T, Inc., Sr. Unsecd. Note, 5.700%, 3/1/2057	388,287
5,800,000		AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	8,448,768
3,693,000		AT&T, Inc., Sr. Unsecd. Note, 144A, 2.550%, 12/1/2033	3,714,796
4,035,000		AT&T, Inc., Sr. Unsecd. Note, 144A, 3.800%, 12/1/2057	4,300,954
4,160,000		AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	5,379,410
12,000,000		Deutsche Telekom International Finance BV, Sr. Unsecd. Note, 144A, 3.600%, 1/19/2027	13,298,002
5,000,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 4.895%, 3/6/2048	6,114,610
3,925,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	4,932,781
4,525,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	5,978,893
10,600,000		Verizon Communications, Inc., Sr. Unsecd. Note, 1.450%, 3/20/2026	10,744,468
24,495,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	26,288,156
870,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	1,011,971
5,740,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	6,749,800
5,250,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	5,686,427
5,346,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	6,988,283
1,122,000		Verizon Communications, Inc., Sr. Unsecd. Note, Series WI, 2.987%, 10/30/2056	1,083,601
		TOTAL	167,169,115
		Consumer Cyclical - Automotive—1.0%
4,350,000		Daimler Finance NA LLC, Sr. Unsub. Note, 144A, 1.450%, 3/2/2026	4,395,586
2,400,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 1/18/2031	3,674,757
5,540,000		General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	6,064,837
260,000		General Motors Co., Sr. Unsecd. Note, 5.150%, 4/1/2038	314,055
10,175,000		General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	12,006,949
2,790,000		General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	4,043,681
5,290,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.500%, 6/10/2026	5,296,113
5,365,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.700%, 8/20/2027	5,604,570
410,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.950%, 4/13/2024	439,809
10,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 10/6/2026	11,067,841
4,745,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	4,859,347
15,305,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 10/15/2027	15,668,068
8,680,000		Stellantis N.V., Sr. Unsecd. Note, 5.250%, 4/15/2023	9,284,041
2,700,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 1/11/2023	2,789,586
6,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	6,006,144
7,800,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 3.125%, 5/12/2023	8,126,001
3,045,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/12/2021	3,066,884
4,650,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	4,997,070
		TOTAL	107,705,339
		Consumer Cyclical - Gaming—0.0%
250,000		GLP Capital LP / GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	286,942
		Consumer Cyclical - Lodging—0.0%
730,000		American Campus Communities Operating Partnership LP, Sr. Unsecd. Note, 4.125%, 7/1/2024	794,733
		Consumer Cyclical - Retailers—1.4%
2,500,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	2,505,293
15,185,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	16,927,612
13,850,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	15,200,782
14,370,000		AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	16,965,934
475,000	[1]	AutoZone, Inc., Sr. Unsecd. Note, 3.625%, 4/15/2025	517,497
6,835,000		AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	7,838,511
2,480,000		Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	2,508,959

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Cyclical - Retailers—continued
$ 257,156		CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	$281,573
1,200,000		CVS Health Corp., Sr. Unsecd. Note, 2.700%, 8/21/2040	1,179,892
2,500,000		CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	2,683,519
8,500,000		CVS Health Corp., Sr. Unsecd. Note, 3.375%, 8/12/2024	9,094,550
205,000		CVS Health Corp., Sr. Unsecd. Note, 3.700%, 3/9/2023	214,627
74,000		CVS Health Corp., Sr. Unsecd. Note, 4.100%, 3/25/2025	81,597
944,000		CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	1,087,914
3,815,000		CVS Health Corp., Sr. Unsecd. Note, 4.780%, 3/25/2038	4,753,252
12,745,000		CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	16,897,766
1,760,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	2,326,504
4,670,000		Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	5,226,067
9,180,000		Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	9,657,094
4,205,000		Home Depot, Inc., Sr. Unsecd. Note, 2.700%, 4/15/2030	4,516,510
2,300,000		Home Depot, Inc., Sr. Unsecd. Note, 2.800%, 9/14/2027	2,504,621
3,690,000		Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	4,043,796
12,000,000		Home Depot, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2024	12,881,818
5,185,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	5,034,705
2,370,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 3.550%, 3/15/2026	2,621,033
3,750,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	4,360,585
365,000		WalMart, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2040	529,482
		TOTAL	152,441,493
		Consumer Cyclical - Services—0.7%
295,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	290,440
10,000,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	10,787,472
5,130,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	5,679,890
5,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	5,973,688
165,000		Booking Holdings, Inc., Sr. Unsecd. Note, 2.750%, 3/15/2023	170,933
5,585,000		Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	6,685,531
2,100,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,636,630
6,700,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	7,522,253
8,100,000		Expedia Group, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/1/2025	9,352,201
10,130,000		Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	10,316,249
325,000		Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 3.250%, 2/15/2030	337,250
2,340,000		University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	3,795,991
4,420,000	[1]	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	4,809,275
3,300,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	3,603,463
350,000		Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	431,847
		TOTAL	72,393,113
		Consumer Non-Cyclical - Food/Beverage—2.3%
870,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	1,073,665
11,000,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	14,059,775
1,390,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/2046	1,758,324
6,960,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	8,421,018
3,000,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2050	3,736,111
10,030,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	12,355,633
3,375,000		Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	3,556,265
5,100,000		Coca-Cola European Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	5,098,718
4,305,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 1.850%, 9/1/2032	4,174,343
9,164,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	9,607,858
17,450,000		Conagra Brands, Inc., Sr. Unsecd. Note, 1.375%, 11/1/2027	17,125,514

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$ 5,000,000		Constellation Brands, Inc., 4.250%, 5/1/2023	$5,300,478
1,690,000		Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	1,903,457
6,640,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	7,827,933
3,575,000		Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	3,617,691
5,160,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	5,637,805
8,000,000		General Mills, Inc., Sr. Unsecd. Note, 3.700%, 10/17/2023	8,519,382
2,937,000	[1]	General Mills, Inc., Sr. Unsecd. Note, 144A, 3.000%, 2/1/2051	3,058,450
3,250,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	3,509,910
1,980,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	2,009,447
2,810,000		Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	3,565,214
12,840,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	12,944,741
7,500,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	7,603,543
5,965,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	6,504,257
1,430,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.057%, 5/25/2023	1,517,058
3,140,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	3,513,975
15,060,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	17,492,766
5,000,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.600%, 6/1/2044	6,624,483
4,480,000		Mondelez International, Inc., Sr. Unsecd. Note, 1.500%, 5/4/2025	4,564,458
6,100,000		PepsiCo, Inc., 2.750%, 4/30/2025	6,513,679
5,990,000		PepsiCo, Inc., Sr. Unsecd. Note, 3.625%, 3/19/2050	7,134,882
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	185,820
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	217,524
14,670,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	14,959,378
11,155,000		Smucker (J.M.) Co., Sr. Unsecd. Note, 2.375%, 3/15/2030	11,522,677
6,865,000		Smucker (J.M.) Co., Sr. Unsecd. Note, 3.500%, 3/15/2025	7,466,595
12,300,000		Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	14,970,667
1,450,000		Tyson Foods, Inc., 5.150%, 8/15/2044	1,928,086
1,970,000		Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	2,196,817
		TOTAL	253,778,397
		Consumer Non-Cyclical - Health Care—0.8%
7,240,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	7,481,650
5,000,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	5,303,565
7,355,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	7,839,573
2,620,000		Becton Dickinson & Co., Sr. Unsecd. Note, 1.957%, 2/11/2031	2,580,710
1,690,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,835,301
9,570,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.794%, 5/20/2050	10,867,725
10,220,000		Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	9,999,099
11,545,000		Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	12,518,839
3,270,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	3,445,966
1,000,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 3.400%, 11/15/2049	1,115,804
6,515,000		PerkinElmer, Inc., Sr. Unsecd. Note, 2.550%, 3/15/2031	6,708,446
8,325,000		PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	9,034,822
4,035,000		Stryker Corp., Sr. Unsecd. Note, 0.600%, 12/1/2023	4,035,751
1,995,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.133%, 3/25/2025	2,203,933
		TOTAL	84,971,184
		Consumer Non-Cyclical - Pharmaceuticals—1.9%
5,128,000		Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	5,803,951
9,050,000		Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	12,605,875
6,380,000		AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	6,978,433
13,210,000		AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	16,053,301

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—continued
$ 2,000,000		Amgen, Inc., Sr. Unsecd. Note, 3.625%, 5/22/2024	$2,147,291
375,000		Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	462,518
1,975,000		Astrazeneca Finance LLC, Sr. Unsecd. Note, 2.250%, 5/28/2031	2,040,717
3,775,000		AstraZeneca PLC, Sr. Unsecd. Note, 2.125%, 8/6/2050	3,399,469
7,410,000		AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	7,522,226
7,000,000		AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	7,652,771
7,000,000		AstraZeneca PLC, Sr. Unsecd. Note, 3.500%, 8/17/2023	7,404,776
5,050,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	5,388,192
5,250,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	5,847,673
2,455,000		Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	2,627,253
5,000,000		Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	5,081,036
12,625,000		Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	12,488,245
10,140,000	[1]	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.750%, 11/13/2025	10,080,387
9,100,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.900%, 2/20/2028	10,438,912
260,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	316,937
3,000,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.350%, 11/15/2047	3,836,509
2,475,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	3,414,408
1,000,000		Johnson & Johnson, 5.950%, 8/15/2037	1,481,370
500,000		Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	589,032
15,850,000		Merck & Co., Inc., Sr. Unsecd. Note, 3.400%, 3/7/2029	17,823,720
17,652,000		Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	16,734,990
21,600,000		Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.750%, 9/2/2027	21,666,647
6,870,000		Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	6,856,367
11,215,000		Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	11,792,671
		TOTAL	208,535,677
		Consumer Non-Cyclical - Products—0.1%
3,060,000		Church and Dwight, Inc., Sr. Unsecd. Note, 3.150%, 8/1/2027	3,354,711
500,000		Procter & Gamble Co., 2.300%, 2/6/2022	504,592
2,390,000		Unilever Capital Corp., Sr. Unsecd. Note, 0.375%, 9/14/2023	2,394,317
		TOTAL	6,253,620
		Consumer Non-Cyclical - Supermarkets—0.0%
3,000,000		Kroger Co., Bond, 6.900%, 4/15/2038	4,466,416
		Consumer Non-Cyclical - Tobacco—0.4%
9,075,000		Altria Group, Inc., Sr. Unsecd. Note, 5.950%, 2/14/2049	11,805,916
4,490,000	[1]	Bat Capital Corp., Sr. Unsecd. Note, 2.789%, 9/6/2024	4,719,524
5,000,000		Bat Capital Corp., Sr. Unsecd. Note, 3.734%, 9/25/2040	4,969,692
3,000,000		Philip Morris International, Inc., Sr. Unsecd. Note, 0.875%, 5/1/2026	2,966,258
7,770,000		Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	7,847,744
1,960,000		Philip Morris International, Inc., Sr. Unsecd. Note, 3.875%, 8/21/2042	2,169,914
5,335,000		Reynolds American, Inc., Sr. Unsecd. Note, 4.450%, 6/12/2025	5,914,239
5,450,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	6,751,797
		TOTAL	47,145,084
		Energy - Independent—0.6%
7,000,000		Canadian Natural Resources Ltd., 3.900%, 2/1/2025	7,598,775
5,230,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	5,382,958
12,625,000		Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	13,951,105
1,730,000		Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	1,968,383
13,920,000		Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	17,401,288
12,265,000	[1]	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	13,871,861
10,310,000		Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	10,109,832

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Energy - Independent—continued
$ 610,000		XTO Energy, Inc., 6.750%, 8/1/2037	$899,869
		TOTAL	71,184,071
		Energy - Integrated—0.8%
5,815,000	[1]	BP Capital Markets America, Inc., Sr. Unsecd. Note, 1.749%, 8/10/2030	5,729,731
4,990,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.000%, 2/24/2050	4,939,098
2,485,000	[1]	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	2,700,535
365,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.224%, 4/14/2024	388,041
100,000		BP PLC, Deb., 8.750%, 3/1/2032	155,483
12,275,000		Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	13,627,371
8,520,000		Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	9,006,170
3,400,000		Chevron Corp., Sr. Unsecd. Note, 3.191%, 6/24/2023	3,555,397
4,030,000		CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	5,716,718
4,000,000		Conoco, Inc., 7.250%, 10/15/2031	5,858,079
205,000		ConocoPhillips, Company Guarantee, 6.500%, 2/1/2039	302,892
6,305,000		Husky Energy, Inc., 4.000%, 4/15/2024	6,744,737
450,000		Petro-Canada, Sr. Unsecd. Note, 6.800%, 5/15/2038	646,803
3,770,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	4,073,566
3,025,000		Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	3,622,295
10,510,000		Suncor Energy, Inc., Sr. Unsecd. Note, 3.750%, 3/4/2051	11,488,553
3,550,000		Suncor Energy, Inc., Sr. Unsecd. Note, 6.500%, 6/15/2038	5,001,068
		TOTAL	83,556,537
		Energy - Midstream—1.1%
5,815,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	6,209,049
9,240,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	10,694,036
4,000,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	4,477,170
2,400,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	3,367,124
1,210,000		Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series B, 144A, 3.000%, 11/15/2029	1,288,573
3,715,000		Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series C, 144A, 3.900%, 11/15/2049	4,120,405
10,375,000		Energy Transfer Operating, Sr. Unsecd. Note, 5.000%, 5/15/2050	12,177,815
785,000		Energy Transfer Operating, Sr. Unsecd. Note, 5.500%, 6/1/2027	927,289
360,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	390,132
10,000,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	10,821,411
225,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	289,814
4,270,000		Energy Transfer Partners LP, Sr. Unsecd. Note, Series 30Y, 6.000%, 6/15/2048	5,465,639
5,000,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.250%, 2/15/2048	5,816,071
6,250,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.850%, 3/15/2044	7,765,216
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 3/15/2035	2,127,365
5,870,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	8,186,336
520,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	745,281
3,320,000		Kinder Morgan, Inc., Sr. Unsecd. Note, 3.250%, 8/1/2050	3,254,891
320,000		MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	366,594
5,200,000		MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	6,201,474
2,220,000		MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	2,515,892
1,631,000		ONEOK, Inc., Sr. Unsecd. Note, 2.200%, 9/15/2025	1,677,849
8,390,000		ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	9,892,625
4,710,000	[1]	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	5,244,379
3,850,000		Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	3,922,755
225,000		Williams Partners LP, Sr. Unsecd. Note, 4.850%, 3/1/2048	276,916
7,275,000		Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	8,890,691
		TOTAL	127,112,792

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Energy - Oil Field Services—0.1%
$ 175,000		Burlington Resources, LLC., Sr. Unsecd. Note, 7.200%, 8/15/2031	$252,790
4,388,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 3.900%, 5/17/2028	4,909,328
615,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	683,325
		TOTAL	5,845,443
		Energy - Refining—0.5%
535,000		HollyFrontier Corp., Sr. Unsecd. Note, 5.875%, 4/1/2026	614,445
325,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	371,109
11,295,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	13,360,486
6,615,000		Phillips 66, Sr. Unsecd. Note, 0.900%, 2/15/2024	6,619,075
5,255,000		Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	5,255,050
7,360,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	9,236,333
4,020,000		Valero Energy Corp., 7.500%, 4/15/2032	5,623,720
9,100,000	[1]	Valero Energy Corp., Sr. Unsecd. Note, 2.150%, 9/15/2027	9,263,667
395,000		Valero Energy Corp., Sr. Unsecd. Note, 4.350%, 6/1/2028	446,721
		TOTAL	50,790,606
		Financial Institution - Banking—5.9%
4,995,000		American Express Co., 2.650%, 12/2/2022	5,146,855
355,000		American Express Co., Sr. Unsecd. Note, 3.000%, 10/30/2024	380,150
10,720,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	11,620,538
8,185,000		Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	8,478,089
5,440,000		Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	5,657,469
11,460,000		Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	12,597,858
5,400,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.593%, 7/21/2028	5,975,182
7,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.898%, 7/23/2031	6,860,752
23,225,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.922%, 10/24/2031	22,769,326
10,235,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	10,846,480
8,440,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	9,409,813
10,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.970%, 3/5/2029	11,291,923
1,622,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.000%, 4/1/2024	1,764,267
3,500,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	3,834,912
560,000		Bank of America Corp., Sub. Note, Series MTN, 4.200%, 8/26/2024	614,035
660,000		Bank of America Corp., Sub. Note, Series MTN, 4.450%, 3/3/2026	744,858
6,840,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	7,365,652
1,740,000		Bank of New York Mellon Corp., Sub. Note, Series MTN, 3.000%, 10/30/2028	1,918,109
480,000		Bank of New York Mellon, N.A., 3.400%, 5/15/2024	515,417
2,100,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	2,189,355
2,160,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	2,319,752
15,085,000		Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	15,585,577
3,970,000		Citigroup, Inc., Sr. Unsecd. Note, 2.750%, 4/25/2022	4,026,766
895,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	914,651
5,665,000		Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	6,029,993
9,070,000		Citigroup, Inc., Sr. Unsecd. Note, 3.106%, 4/8/2026	9,703,010
10,215,000		Citigroup, Inc., Sr. Unsecd. Note, 3.142%, 1/24/2023	10,327,697
7,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	7,594,072
2,320,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	2,473,554
5,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	5,572,222
10,000,000		Citigroup, Inc., Sr. Unsecd. Note, 4.412%, 3/31/2031	11,727,819
3,080,000		Citigroup, Inc., Sr. Unsecd. Note, 4.500%, 1/14/2022	3,128,785
345,000		Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	395,372
13,600,000		Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	13,840,651

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 6,770,000		Comerica, Inc., 3.800%, 7/22/2026	$7,485,901
6,980,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	7,697,203
7,540,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	8,071,816
4,280,000		Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	4,496,742
14,145,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	14,368,991
5,815,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	5,702,821
10,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.600%, 2/7/2030	10,428,746
12,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	13,070,553
6,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	6,669,407
10,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.800%, 3/15/2030	11,286,862
8,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	8,968,554
8,150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series DMTN, 2.383%, 7/21/2032	8,243,032
500,000		HSBC Holdings PLC, Jr. Sub. Note, 6.375%, 9/30/2069	552,562
7,445,000		HSBC Holdings PLC, Sr. Unsecd. Note, 1.589%, 5/24/2027	7,474,304
2,400,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.262%, 3/13/2023	2,437,672
10,000,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	11,126,176
4,450,000		HSBC USA, Inc., Sr. Unsecd. Note, 3.500%, 6/23/2024	4,800,311
4,500,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	4,982,290
720,000	[1]	JPMorgan Chase & Co., Jr. Sub. Deb., Series X, 6.100%, 4/1/2170	786,150
610,000		JPMorgan Chase & Co., Jr. Sub. Note, Series FF, 5.000%, 2/1/2170	645,078
15,175,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.764%, 11/19/2031	14,705,938
3,990,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.953%, 2/4/2032	3,920,586
15,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.522%, 4/22/2031	15,530,555
10,350,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.580%, 4/22/2032	10,685,537
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.300%, 4/1/2026	2,186,901
7,450,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	8,239,642
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.540%, 5/1/2028	11,035,236
410,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.559%, 4/23/2024	430,578
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.702%, 5/6/2030	11,204,075
235,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	273,618
245,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.023%, 12/5/2024	263,247
4,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	4,191,656
635,000		Lloyds Banking Group PLC, Sub. Note, 4.650%, 3/24/2026	720,535
2,550,000		M&T Bank Corp., Sr. Unsecd. Note, 3.550%, 7/26/2023	2,699,123
5,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.500%, 5/18/2022	5,074,259
4,905,000		Morgan Stanley, Sr. Unsecd. Note, 1.593%, 5/4/2027	4,953,413
5,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	5,015,408
1,665,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	1,744,336
425,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.125%, 1/23/2023	441,590
12,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	13,414,376
685,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.000%, 7/23/2025	760,340
12,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	14,001,211
11,990,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	11,599,289
2,000,000	[2]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.992% (US CPI Urban Consumers YoY NSA +2.000%), 5/17/2023	2,120,072
5,000,000		Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	5,619,512
6,300,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	6,680,020
500,000		Natwest Group PLC, Sub. Deb., 6.125%, 12/15/2022	534,807
160,000		Natwest Group PLC, Sub. Note, 6.000%, 12/19/2023	178,348
5,000,000		PNC Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.550%, 12/9/2021	5,022,542
5,100,000		PNC Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 1/22/2028	5,662,452

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 6,215,000		PNC Bank, N.A., Sub. Note, Series BKNT, 2.700%, 11/1/2022	$6,379,722
3,245,000		PNC Financial Services Group, Sr. Unsecd. Note, 2.550%, 1/22/2030	3,410,339
63,917	[3]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	52,412
6,105,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	6,376,872
3,000,000		State Street Corp., Sr. Unsecd. Note, 3.550%, 8/18/2025	3,315,777
1,930,000		State Street Corp., Sr. Unsecd. Note, Series WI, 2.825%, 3/30/2023	1,958,945
370,000		State Street Corp., Sub. Deb., 3.031%, 11/1/2034	396,888
8,000,000		State Street Corp., Sub. Note, 2.200%, 3/3/2031	8,170,907
2,495,000		Synovus Bank GA, Sr. Unsecd. Note, 2.289%, 2/10/2023	2,509,976
350,000		Truist Bank, Sub. Deb., Series BKNT, 2.636%, 9/17/2029	365,928
3,310,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	3,641,834
10,250,000		Truist Bank, Sub. Note, Series BKNT, 3.800%, 10/30/2026	11,518,114
4,000,000		Truist Financial Corp., Sr. Unsecd. Note, 4.000%, 5/1/2025	4,435,542
500,000		Truist Financial Corp., Sub. Note, 6.000%, 2/15/2026	601,822
10,335,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	10,015,251
265,000		Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	297,951
12,570,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	13,059,961
8,400,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	9,085,678
10,825,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	11,295,568
10,240,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	10,895,596
18,650,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	20,705,855
435,000		Westpac Banking Corp., Sub. Note, Series GMTN, 4.322%, 11/23/2031	483,898
		TOTAL	660,800,170
		Financial Institution - Broker/Asset Mgr/Exchange—0.4%
2,845,000		BlackRock, Inc., Sr. Unsecd. Note, 1.900%, 1/28/2031	2,868,668
2,645,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	3,744,417
2,810,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	3,109,187
4,220,000	[1]	Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	4,310,293
3,265,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	3,751,968
4,105,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	4,924,669
3,580,000		Stifel Financial Corp., 4.250%, 7/18/2024	3,922,873
5,240,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	5,886,671
5,085,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	5,610,585
435,000		XLIT Ltd., Sub. Note, 4.450%, 3/31/2025	487,143
		TOTAL	38,616,474
		Financial Institution - Finance Companies—0.5%
6,500,000		Discover Bank, Sr. Unsecd. Note, Series BKNT, 4.650%, 9/13/2028	7,628,884
3,975,000		Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	4,141,525
18,370,000		GE Capital Funding LLC, Sr. Unsecd. Note, 4.400%, 5/15/2030	21,538,674
12,753,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	15,499,027
250,000		International Lease Finance Corp., 5.875%, 8/15/2022	262,837
743,000		Susa Partnership LP, Deb., 7.500%, 12/1/2027	962,441
		TOTAL	50,033,388
		Financial Institution - Insurance - Health—0.0%
5,080,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2050	5,265,197
		Financial Institution - Insurance - Life—1.2%
10,200,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	11,433,182
11,000,000		American International Group, Inc., 4.500%, 7/16/2044	13,653,538
2,600,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	2,816,487
2,500,000		American International Group, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2022	2,584,939

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—continued
$ 3,600,000	AXA-UAP, Sub. Note, 8.600%, 12/15/2030	$5,467,606
5,535,000	Belrose Funding Trust, Sr. Unsecd. Note, 2.330%, 8/15/2030	5,530,246
7,780,000	Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	12,175,628
2,650,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	3,576,305
4,968,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	8,045,909
330,000	MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	424,632
2,200,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	3,899,547
5,000,000	MetLife, Inc., Sr. Unsecd. Note, 4.050%, 3/1/2045	6,089,677
3,970,000	MetLife, Inc., Sr. Unsecd. Note, 4.550%, 3/23/2030	4,789,920
16,268,000	Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	18,347,828
5,060,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	5,911,750
3,000,000	Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	4,305,832
2,070,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	3,161,430
5,450,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2026	5,922,988
2,190,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2022	2,256,759
8,000,000	Prudential Financial, Inc., Series MTN, 5.100%, 8/15/2043	9,812,832
1,050,000	Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,562,667
2,050,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	2,886,641
	TOTAL	134,656,343
	Financial Institution - Insurance - P&C—0.7%
1,000,000	Assured Guaranty US Holding, Inc., 7.000%, 6/1/2034	1,392,076
255,000	Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	317,795
3,500,000	Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2026	3,830,821
4,350,000	Chubb INA Holdings, Inc., 3.350%, 5/3/2026	4,785,965
10,175,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 1.375%, 9/15/2030	9,768,152
3,700,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	3,976,157
1,000,000	Cincinnati Financial Corp., 6.920%, 5/15/2028	1,319,718
2,395,000	CNA Financial Corp., Sr. Unsecd. Note, 2.050%, 8/15/2030	2,382,825
7,895,000	CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	8,906,615
4,930,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 3.600%, 8/19/2049	5,549,086
2,500,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	3,673,351
1,103,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	1,173,800
6,862,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.569%, 2/1/2029	8,073,893
4,100,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 4.950%, 4/22/2044	4,999,557
6,600,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	11,768,447
335,000	Teachers Insurance & Annuity Association of America, Sub. Note, 144A, 4.900%, 9/15/2044	441,862
7,295,000	Travelers Cos., Inc., Sr. Unsecd. Note, 2.550%, 4/27/2050	7,119,361
	TOTAL	79,479,481
	Financial Institution - REIT - Apartment—0.5%
12,130,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	13,438,476
2,240,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	2,390,765
3,745,000	Mid-America Apartment Communities LP, 4.000%, 11/15/2025	4,157,708
5,100,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	5,485,981
3,360,000	Mid-America Apartment Communities LP, Sr. Unsub. Note, 1.700%, 2/15/2031	3,238,427
3,910,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	4,023,449
1,905,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	2,031,428
2,100,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	2,315,448
10,100,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 8/1/2032	9,870,757
8,350,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 6/15/2033	8,094,199
	TOTAL	55,046,638

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - REIT - Healthcare—0.4%
$ 3,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	$3,299,210
7,680,000		Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	7,465,509
4,110,000		Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	4,401,031
5,000,000		Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	5,545,691
3,650,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	4,167,462
6,155,000		Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	6,428,184
6,050,000		Welltower, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2031	6,335,229
2,500,000		Welltower, Inc., Sr. Unsecd. Note, 4.250%, 4/1/2026	2,809,889
		TOTAL	40,452,205
		Financial Institution - REIT - Office—0.2%
5,310,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	5,102,293
2,220,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	2,502,574
5,000,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	6,159,362
5,330,000		Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	5,694,595
1,180,000		Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	1,272,225
4,000,000		Boston Properties LP, Sr. Unsecd. Note, 3.850%, 2/1/2023	4,153,737
		TOTAL	24,884,786
		Financial Institution - REIT - Other—0.2%
440,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series D, 3.750%, 10/15/2023	462,742
7,400,000		WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	7,441,198
2,925,000		WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	3,268,366
10,000,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	10,884,070
		TOTAL	22,056,376
		Financial Institution - REIT - Retail—0.2%
3,390,000		Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	3,419,891
8,810,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	9,375,102
1,530,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	1,576,096
3,330,000		Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	3,790,378
1,096,000		Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	1,170,551
		TOTAL	19,332,018
		Municipal Services—0.0%
738,222		Army Hawaii Family Housing, 144A, 5.524%, 6/15/2050	1,000,510
1,415,000		Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,757,360
		TOTAL	2,757,870
		Sovereign—0.0%
3,700,000		Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	4,799,730
		Supranational—0.0%
1,875,000	[1]	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	1,931,853
		Technology—2.3%
2,000,000		Apple, Inc., 3.450%, 5/6/2024	2,157,960
555,000		Apple, Inc., 3.850%, 5/4/2043	663,213
3,965,000		Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	3,895,791
7,000,000		Apple, Inc., Sr. Unsecd. Note, 2.900%, 9/12/2027	7,647,176
9,600,000		Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	12,518,144
6,800,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	7,454,968
2,327,000		Broadcom, Inc., Sr. Unsecd. Note, 3.150%, 11/15/2025	2,492,856
7,228,000		Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	8,108,551
6,850,000		Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	7,711,896
9,953,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.419%, 4/15/2033	10,571,540
1,815,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	1,892,928

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Technology—continued
$ 2,000,000		Cisco Systems, Inc., 3.625%, 3/4/2024	$2,159,267
7,995,000		Dell International LLC / EMC Corp., Sec. Fac. Bond, 5.850%, 7/15/2025	9,346,294
7,500,000		Dell International LLC / EMC Corp., Term Loan - 1st Lien, 5.300%, 10/1/2029	9,139,806
5,185,000		Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	5,457,080
1,535,000		Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	1,752,408
2,280,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	2,377,087
6,885,000		Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	7,571,046
6,585,000		Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	7,022,491
775,000		IBM Corp., Sr. Unsecd. Note, 2.850%, 5/13/2022	789,664
5,635,000	[1]	Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	6,131,189
6,000,000		Intel Corp., Sr. Unsecd. Note, 3.700%, 7/29/2025	6,612,067
5,630,000		Keysight Technologies, Inc., 4.550%, 10/30/2024	6,239,708
5,955,000		Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	6,391,372
6,100,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	7,072,246
1,765,000		Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	1,821,992
4,500,000		Micron Technology, Inc., Sr. Unsecd. Note, 4.975%, 2/6/2026	5,180,760
2,650,000		Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	2,833,094
1,297,000		Microsoft Corp., Sr. Unsecd. Note, 2.675%, 6/1/2060	1,311,083
2,857,000		Microsoft Corp., Sr. Unsecd. Note, 2.921%, 3/17/2052	3,076,205
6,123,000		Microsoft Corp., Sr. Unsecd. Note, 3.041%, 3/17/2062	6,655,547
2,000,000		Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	2,181,061
284,000		Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	332,673
7,000,000		Oracle Corp., 6.500%, 4/15/2038	9,976,966
6,070,000		Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	6,169,131
5,000,000		Oracle Corp., Sr. Unsecd. Note, 2.500%, 5/15/2022	5,060,392
12,665,000		Oracle Corp., Sr. Unsecd. Note, 2.950%, 4/1/2030	13,437,338
6,070,000		Oracle Corp., Sr. Unsecd. Note, 3.650%, 3/25/2041	6,496,697
2,100,000		SAIC, Inc., Company Guarantee, Series 1, 5.950%, 12/1/2040	2,651,791
1,650,000		Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	1,677,386
5,430,000		Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	6,270,668
1,970,000		Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	2,252,782
1,750,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,813,199
2,485,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	2,844,700
8,000,000		Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	8,837,713
3,300,000		VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	3,297,476
2,575,000		VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	2,560,135
7,715,000		Vontier Corp., Sr. Unsecd. Note, 144A, 1.800%, 4/1/2026	7,733,207
10,000,000		Vontier Corp., Sr. Unsecd. Note, 144A, 2.950%, 4/1/2031	10,112,400
		TOTAL	257,761,144
		Technology Services—0.1%
4,360,000	[1]	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	4,335,072
4,700,000		Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	4,672,439
1,405,000		Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	1,477,848
2,450,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	2,523,390
		TOTAL	13,008,749
		Transportation - Airlines—0.2%
3,950,000		Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	4,218,563
2,150,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 6/15/2027	2,515,431
9,134,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	10,357,275
		TOTAL	17,091,269

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Transportation - Railroads—0.3%
$ 1,898,000		Burlington Northern Santa Fe Corp., 3.050%, 9/1/2022	$1,937,765
1,850,000		Canadian Pacific Railway Co., 7.125%, 10/15/2031	2,633,416
2,725,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	2,729,179
5,000,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.900%, 2/1/2025	5,304,485
3,445,000		CSX Corp., Sr. Unsecd. Note, 3.800%, 4/15/2050	4,009,976
5,925,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	6,145,652
4,660,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.700%, 5/1/2048	5,826,935
6,565,000		Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	6,811,626
		TOTAL	35,399,034
		Transportation - Services—0.7%
6,620,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	9,288,825
4,510,000		FedEx Corp., Sr. Unsecd. Note, 3.250%, 5/15/2041	4,708,900
545,000		FedEx Corp., Sr. Unsecd. Note, 3.900%, 2/1/2035	627,640
8,075,000		FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	9,398,264
6,625,000	[1]	GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 1.650%, 7/15/2026	6,643,219
6,395,000		GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 2.650%, 7/15/2031	6,498,087
10,000,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	10,113,948
8,750,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.375%, 2/1/2022	8,814,626
7,135,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2025	7,852,271
6,135,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	6,589,840
8,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	8,331,681
		TOTAL	78,867,301
		Utility - Electric—2.2%
3,150,000		AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	3,460,365
2,960,000		Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	3,243,265
535,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 3.250%, 3/1/2050	549,644
2,125,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.950%, 12/15/2022	2,182,799
3,835,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series M, 0.750%, 11/1/2023	3,835,559
6,275,000		Berkshire Hathaway Energy Co., Sr. Unsecd. Note, Series WI, 4.050%, 4/15/2025	6,937,232
5,045,000		Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	5,188,331
1,600,000		Consolidated Edison Co., 4.625%, 12/1/2054	2,052,767
2,590,000		Consolidated Edison Co., Sr. Unsecd. Note, Series 20B, 3.950%, 4/1/2050	3,013,271
5,265,000		Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	5,586,623
2,025,000		Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 1.450%, 4/15/2026	2,043,168
6,455,000		Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	7,085,074
12,020,000		Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	13,089,398
2,775,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.350%, 8/15/2038	4,113,480
427,000		Duke Energy Indiana, Inc., Sr. Deb., 6.120%, 10/15/2035	596,443
8,000,000		EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	7,940,533
6,150,000		EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	6,594,248
5,885,000		Electricite de France SA, Note, 144A, 5.600%, 1/27/2040	8,010,417
3,940,000		Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	4,305,034
15,600,000		Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	18,584,587
5,950,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.250%, 7/12/2031	5,933,549
3,330,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	4,015,711
513,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.400%, 11/1/2024	586,166
7,880,000		EverSource Energy, Sr. Unsecd. Note, 3.450%, 1/15/2050	8,522,736
6,955,000		EverSource Energy, Sr. Unsecd. Note, Series L, 2.900%, 10/1/2024	7,380,661
7,100,000		Exelon Corp., Sr. Unsecd. Note, 3.950%, 6/15/2025	7,798,741
4,012,000		Exelon Corp., Sr. Unsecd. Note, 4.450%, 4/15/2046	4,962,869

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 2,385,000		Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	$3,058,006
3,220,000		FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	3,874,117
6,043,000		Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	6,530,152
5,400,000		Gulf Power Co., 4.550%, 10/1/2044	6,342,277
1,250,000		Gulf Power Co., Sr. Unsecd. Note, Series 12-A, 3.100%, 5/15/2022	1,272,309
4,130,000		Kansas City Power and Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	5,107,738
1,325,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.950%, 5/15/2037	1,829,953
8,040,000	[1]	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	8,749,236
4,125,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.150%, 4/1/2024	4,372,833
4,970,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	5,508,314
2,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	2,091,235
5,000,000		NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	5,788,488
2,685,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	3,275,636
250,000		Northern States Power Co., MN, 7.125%, 7/1/2025	307,291
2,955,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	3,126,217
3,150,000		Puget Energy, Inc., Sec. Fac. Bond, 144A, 2.379%, 6/15/2028	3,193,500
15,495,000		Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	16,461,888
6,920,000		Southern Co., Sr. Unsecd. Note, Series A, 3.700%, 4/30/2030	7,723,403
1,500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.200%, 3/15/2040	2,131,906
9,945,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 0.550%, 9/15/2023	9,950,916
		TOTAL	248,308,086
		Utility - Natural Gas—0.4%
500,000		ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	507,584
2,930,000	[1]	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	3,839,662
5,920,000		National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	6,021,927
2,870,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	3,113,195
8,320,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	9,615,903
450,000		Sempra Energy, Sr. Unsecd. Note, 2.900%, 2/1/2023	464,341
5,300,000		Sempra Energy, Sr. Unsecd. Note, 3.550%, 6/15/2024	5,672,570
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,633,719
7,490,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	9,359,469
135,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	184,952
		TOTAL	40,413,322
		Utility - Natural Gas Distributor—0.0%
1,765,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	2,015,575
2,045,000		The East Ohio Gas Company, Sr. Unsecd. Note, 144A, 3.000%, 6/15/2050	2,079,936
		TOTAL	4,095,511
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,608,394,914)	3,919,461,117
		U.S. TREASURIES—15.6%
		U.S. Treasury Bonds—5.4%
507,874,500		United States Treasury Bond, 2.000%, 8/15/2051	515,333,907
4,845,000		United States Treasury Bond, 2.250%, 8/15/2049	5,177,079
13,420,000		United States Treasury Bond, 2.375%, 11/15/2049	14,730,804
215,000		United States Treasury Bond, 2.500%, 2/15/2045	239,071
250,000		United States Treasury Bond, 2.500%, 2/15/2046	278,685
350,000		United States Treasury Bond, 2.500%, 5/15/2046	390,473
9,000,000		United States Treasury Bond, 2.750%, 11/15/2047	10,546,493
9,000,000		United States Treasury Bond, 2.875%, 5/15/2043	10,606,215
2,380,000		United States Treasury Bond, 2.875%, 8/15/2045	2,826,219

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		U.S. TREASURIES—continued
		U.S. Treasury Bonds—continued
$ 10,400,000		United States Treasury Bond, 2.875%, 5/15/2049	$12,542,290
2,000,000		United States Treasury Bond, 3.000%, 5/15/2042	2,399,706
800,000		United States Treasury Bond, 3.000%, 11/15/2045	971,754
2,000,000		United States Treasury Bond, 3.000%, 2/15/2047	2,442,828
750,000		United States Treasury Bond, 3.000%, 5/15/2047	917,371
850,000		United States Treasury Bond, 3.000%, 8/15/2048	1,044,137
950,000		United States Treasury Bond, 3.125%, 8/15/2044	1,169,046
3,215,000		United States Treasury Bond, 3.125%, 5/15/2048	4,033,346
2,885,000		United States Treasury Bond, 3.750%, 8/15/2041	3,834,900
3,100,000	[1]	United States Treasury Bond, 4.500%, 2/15/2036	4,328,819
5,000,000		United States Treasury Bond, 5.250%, 11/15/2028	6,446,833
4,000,000		United States Treasury Bond, 7.125%, 2/15/2023	4,406,254
		TOTAL	604,666,230
		U.S. Treasury Notes—10.2%
52,933		U.S. Treasury Inflation-Protected Notes, 0.125%, 10/15/2024	56,823
6,437,881		U.S. Treasury Inflation-Protected Notes, 0.125%, 10/15/2025	7,019,803
226,628		U.S. Treasury Inflation-Protected Notes, 0.125%, 7/15/2026	249,592
377,991,967		U.S. Treasury Inflation-Protected Notes, 0.125%, 1/15/2031	421,853,777
97,591,383		U.S. Treasury Inflation-Protected Notes, 0.125%, 7/15/2031	109,346,938
7,712,304		U.S. Treasury Inflation-Protected Notes, 0.250%, 2/15/2050	8,927,883
1,011,987		U.S. Treasury Inflation-Protected Notes, 0.375%, 1/15/2027	1,129,392
238,727		U.S. Treasury Inflation-Protected Notes, 0.375%, 7/15/2027	268,805
3,230,850		U.S. Treasury Inflation-Protected Notes, 0.500%, 4/15/2024	3,463,467
288,363		U.S. Treasury Inflation-Protected Notes, 0.750%, 2/15/2045	362,836
322,707		U.S. Treasury Inflation-Protected Notes, 0.875%, 1/15/2029	378,071
6,000,000		United States Treasury Note, 0.250%, 7/31/2025	5,916,016
9,200,000	[4]	United States Treasury Note, 0.250%, 8/31/2025	9,061,964
265,000		United States Treasury Note, 0.250%, 9/30/2025	260,778
11,000,000		United States Treasury Note, 0.375%, 11/30/2025	10,863,117
12,000,000	[4]	United States Treasury Note, 0.375%, 7/31/2027	11,619,623
10,410,000		United States Treasury Note, 0.375%, 9/30/2027	10,050,835
5,400,000		United States Treasury Note, 0.500%, 4/30/2027	5,282,654
1,500,000		United States Treasury Note, 0.500%, 10/31/2027	1,457,174
22,200,000		United States Treasury Note, 0.750%, 3/31/2026	22,225,470
8,200,000		United States Treasury Note, 0.750%, 4/30/2026	8,205,648
30,000,000		United States Treasury Note, 0.750%, 5/31/2026	30,000,294
11,350,000		United States Treasury Note, 0.875%, 11/15/2030	10,962,185
700,000		United States Treasury Note, 1.125%, 2/28/2027	709,873
1,000,000		United States Treasury Note, 1.125%, 2/29/2028	1,006,678
11,000,000		United States Treasury Note, 1.250%, 3/31/2028	11,149,945
45,645,000		United States Treasury Note, 1.250%, 4/30/2028	46,248,244
54,150,000		United States Treasury Note, 1.250%, 8/15/2031	53,828,484
270,000		United States Treasury Note, 1.625%, 5/15/2026	280,971
290,435,000	[1]	United States Treasury Note, 1.625%, 5/15/2031	299,240,147
21,650,000	[4]	United States Treasury Note, 1.750%, 12/31/2026	22,676,823
6,180,000		United States Treasury Note, 2.000%, 4/30/2024	6,452,976
1,300,000		United States Treasury Note, 2.125%, 9/30/2024	1,367,248
1,300,000		United States Treasury Note, 2.250%, 11/15/2025	1,385,874
180,000		United States Treasury Note, 2.375%, 5/15/2027	194,808
100,000		United States Treasury Note, 2.375%, 5/15/2029	109,059

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		U.S. TREASURIES—continued
		U.S. Treasury Notes—continued
$ 1,205,000		United States Treasury Note, 2.500%, 5/15/2024	$1,274,688
130,000		United States Treasury Note, 2.625%, 2/15/2029	144,011
4,800,000	[4]	United States Treasury Note, 2.750%, 2/15/2028	5,324,033
455,000		United States Treasury Note, 2.875%, 5/15/2028	509,191
980,000		United States Treasury Note, 2.875%, 8/15/2028	1,098,727
400,000		United States Treasury Note, 3.125%, 11/15/2028	456,284
		TOTAL	1,132,421,209
		TOTAL U.S. TREASURIES (IDENTIFIED COST $1,698,990,169)	1,737,087,439
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.0%
		Agency Commercial Mortgage-Backed Securities—0.2%
6,100,000		FREMF Mortgage Trust 2013-K25 REMIC, Class B, 3.744%, 11/25/2045	6,262,540
11,890,000		FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.848%, 10/25/2048	12,888,723
		TOTAL	19,151,263
		Commercial Mortgage—0.8%
4,500,000	[2]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	5,296,909
8,800,000		Bank 2019-BN16, Class A4, 4.005%, 2/15/2052	10,162,145
4,359,000		Bank, Class A5, 3.390%, 6/15/2060	4,818,949
8,890,000		Benchmark Mortgage Trust 2018-B1, Class A5, 3.666%, 1/15/2051	9,998,610
29,700,000		Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	34,199,684
2,600,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	2,777,609
4,100,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	4,538,947
14,400,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	15,695,182
3,342,000		Wells Fargo Commercial Mortgage Trust 2017-C38, Class A5, 3.453%, 7/15/2050	3,702,790
		TOTAL	91,190,825
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $100,960,555)	110,342,088
		FOREIGN GOVERNMENTS/AGENCIES—0.5%
		Sovereign—0.5%
5,350,000		Colombia, Government of, Sr. Unsecd. Note, 3.000%, 1/30/2030	5,245,729
15,000,000		Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	16,292,550
15,000,000		Mexico, Government of, 3.750%, 1/11/2028	16,553,250
10,300,000		Mexico, Government of, Sr. Unsecd. Note, 4.500%, 1/31/2050	11,194,143
2,150,000		Poland, Government of, 4.000%, 1/22/2024	2,330,131
4,000,000		Saudi Arabia, Government of, Sr. Unsecd. Note, 144A, 2.900%, 10/22/2025	4,278,320
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $53,395,876)	55,894,123
		ASSET-BACKED SECURITIES—0.4%
		Auto Receivables—0.1%
5,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.420%, 4/18/2023	5,056,538
		Credit Card—0.3%
14,419,000	[2]	Master Credit Card Trust 2018-1A, Class A, 0.577% (1-month USLIBOR +0.490%), 7/21/2024	14,516,161
20,000,000	[2]	Trillium Credit Card Trust II 2020-1A, Class A, 0.458% (1-month USLIBOR +0.370%), 12/26/2024	20,041,998
		TOTAL	34,558,159
		Financial Institution - Finance Companies—0.0%
65,875		Countrywide Home Loan, Inc., Class 2A1, 6.000%, 2/25/2037	34,879
		Other—0.0%
169,976		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	169,984

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		ASSET-BACKED SECURITIES—continued
		Student Loans—0.0%
$ 997,726	[2]	Navient Student Loan Trust 2020-A, Class A1, 0.445% (1-month USLIBOR +0.350%), 11/15/2068	$1,003,206
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $40,712,924)	40,822,766
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
398		Federal Home Loan Mortgage Corp., Pool C00879, 8.000%, 10/1/2029	459
96		Federal Home Loan Mortgage Corp., Pool C41497, 7.500%, 9/1/2030	113
165,025		Federal Home Loan Mortgage Corp., Pool G01989, 6.000%, 12/1/2035	194,580
18,286		Federal Home Loan Mortgage Corp., Pool G03381, 5.500%, 9/1/2037	21,233
415		Federal Home Loan Mortgage Corp., Pool G03927, 5.500%, 1/1/2038	483
174,049		Federal Home Loan Mortgage Corp., Pool G08451, 4.500%, 6/1/2041	194,204
6,384		Federal Home Loan Mortgage Corp., Pool G14615, 4.500%, 9/1/2026	6,778
6,310		Federal Home Loan Mortgage Corp., Pool G14801, 3.000%, 6/1/2028	6,683
6,415		Federal Home Loan Mortgage Corp., Pool G18521, 3.500%, 8/1/2029	6,870
4,070		Federal Home Loan Mortgage Corp., Pool ZI5305, 5.500%, 10/1/2036	4,719
47,515		Federal Home Loan Mortgage Corp., Pool ZI5333, 5.500%, 10/1/2036	54,906
7,371		Federal Home Loan Mortgage Corp., Pool ZK0727, 5.500%, 9/1/2022	7,508
6,579		Federal Home Loan Mortgage Corp., Pool ZK1227, 5.000%, 12/1/2022	6,677
19,359		Federal Home Loan Mortgage Corp., Pool ZK1547, 4.500%, 5/1/2024	20,146
6,513		Federal Home Loan Mortgage Corp., Pool ZS1273, 6.000%, 1/1/2037	7,706
1,574		Federal Home Loan Mortgage Corp., Pool ZS5294, 5.000%, 4/1/2022	1,584
2,963		Federal Home Loan Mortgage Corp., Pool ZS5598, 5.000%, 4/1/2023	3,043
		TOTAL	537,692
		Federal National Mortgage Association—0.0%
1,534		Federal National Mortgage Association, Pool 251286, 7.000%, 11/1/2027	1,725
3,436		Federal National Mortgage Association, Pool 252717, 7.500%, 9/1/2029	3,961
3,395		Federal National Mortgage Association, Pool 255225, 5.500%, 6/1/2034	3,899
38,888		Federal National Mortgage Association, Pool 255767, 5.500%, 6/1/2025	43,387
19,375		Federal National Mortgage Association, Pool 256233, 6.000%, 5/1/2036	22,870
14,027		Federal National Mortgage Association, Pool 257306, 5.500%, 8/1/2038	16,345
443		Federal National Mortgage Association, Pool 313458, 7.000%, 4/1/2027	489
243		Federal National Mortgage Association, Pool 349416, 7.500%, 8/1/2026	272
1,465		Federal National Mortgage Association, Pool 396031, 7.500%, 10/1/2027	1,653
1,705		Federal National Mortgage Association, Pool 545137, 7.500%, 8/1/2031	1,984
410		Federal National Mortgage Association, Pool 555211, 7.000%, 8/1/2032	480
1,061		Federal National Mortgage Association, Pool 576245, 7.500%, 4/1/2031	1,253
112		Federal National Mortgage Association, Pool 577475, 7.500%, 4/1/2031	119
18,399		Federal National Mortgage Association, Pool 620613, 6.500%, 1/1/2032	21,292
79,184		Federal National Mortgage Association, Pool 725424, 5.500%, 4/1/2034	90,688
14,188		Federal National Mortgage Association, Pool 725948, 5.500%, 10/1/2034	16,264
48,676		Federal National Mortgage Association, Pool 735744, 6.000%, 8/1/2035	57,178
12,120		Federal National Mortgage Association, Pool 852523, 5.500%, 2/1/2036	14,028
2,779		Federal National Mortgage Association, Pool 866049, 5.500%, 3/1/2036	3,223
24,428		Federal National Mortgage Association, Pool 871234, 5.500%, 4/1/2036	28,294
3,099		Federal National Mortgage Association, Pool 885404, 6.000%, 6/1/2036	3,663
4,861		Federal National Mortgage Association, Pool 889187, 5.000%, 7/1/2033	5,363
225		Federal National Mortgage Association, Pool 905427, 5.000%, 11/1/2021	225
13,810		Federal National Mortgage Association, Pool 906224, 5.500%, 1/1/2037	16,022
86,587		Federal National Mortgage Association, Pool 932639, 5.000%, 3/1/2040	98,530
41,531		Federal National Mortgage Association, Pool 934898, 4.500%, 7/1/2024	43,318

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 2,231	Federal National Mortgage Association, Pool 936523, 5.500%, 7/1/2037	$2,590
30,113	Federal National Mortgage Association, Pool 962914, 5.000%, 5/1/2038	34,203
4,656	Federal National Mortgage Association, Pool 979899, 5.500%, 5/1/2038	5,417
244,740	Federal National Mortgage Association, Pool AB1048, 4.500%, 5/1/2040	272,666
5,921	Federal National Mortgage Association, Pool AB2275, 4.500%, 2/1/2041	6,605
8,134	Federal National Mortgage Association, Pool AB4297, 3.500%, 1/1/2042	8,813
3,620	Federal National Mortgage Association, Pool AC1889, 4.000%, 9/1/2039	3,966
14,818	Federal National Mortgage Association, Pool AC3668, 4.500%, 10/1/2039	16,492
3,532	Federal National Mortgage Association, Pool AD7127, 4.500%, 7/1/2040	3,940
10,939	Federal National Mortgage Association, Pool AD7134, 5.000%, 7/1/2040	12,424
1,685	Federal National Mortgage Association, Pool AD7793, 4.500%, 7/1/2040	1,880
31,644	Federal National Mortgage Association, Pool AH5583, 4.500%, 2/1/2041	35,300
2,555	Federal National Mortgage Association, Pool AH9719, 4.500%, 4/1/2041	2,850
13,933	Federal National Mortgage Association, Pool AI0845, 4.000%, 12/1/2041	15,278
4,341	Federal National Mortgage Association, Pool AJ1441, 3.500%, 9/1/2026	4,635
27,128	Federal National Mortgage Association, Pool AL1948, 4.000%, 1/1/2042	29,865
11,638	Federal National Mortgage Association, Pool AO8179, 3.500%, 9/1/2042	12,603
3,520	Federal National Mortgage Association, Pool AS0765, 3.500%, 10/1/2028	3,761
10,320	Federal National Mortgage Association, Pool AS6131, 3.500%, 11/1/2045	11,098
6,959	Federal National Mortgage Association, Pool AT5900, 3.000%, 6/1/2043	7,425
15,732	Federal National Mortgage Association, Pool AX2484, 3.500%, 10/1/2044	17,115
15,550	Federal National Mortgage Association, Pool AY8424, 3.500%, 8/1/2045	16,737
166,988	Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	189,669
332,029	Federal National Mortgage Association, Pool MA0562, 4.500%, 11/1/2040	370,387
8,629	Federal National Mortgage Association, Pool MA0585, 4.500%, 11/1/2040	9,625
313,513	Federal National Mortgage Association, Pool MA0695, 4.000%, 4/1/2031	339,655
4,705	Federal National Mortgage Association, Pool MA0821, 4.500%, 8/1/2041	5,248
5,570	Federal National Mortgage Association, Pool MA0907, 4.000%, 11/1/2041	6,108
21,630	Federal National Mortgage Association, Pool MA1236, 3.500%, 11/1/2042	23,423
	TOTAL	1,966,303
	Government National Mortgage Association—0.0%
1,084	Government National Mortgage Association, Pool 1512, 7.500%, 12/20/2023	1,138
205	Government National Mortgage Association, Pool 1716, 7.000%, 5/20/2024	217
1,399	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	1,562
1,435	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	1,612
2,970	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	3,325
3,153	Government National Mortgage Association, Pool 2698, 5.500%, 1/20/2029	3,473
4,390	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	4,914
1,535	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	1,743
334	Government National Mortgage Association, Pool 2853, 7.500%, 12/20/2029	385
212	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	241
5,365	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	6,160
2,631	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	3,035
2,965	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	3,428
21,442	Government National Mortgage Association, Pool 3320, 5.500%, 12/20/2032	24,129
14,552	Government National Mortgage Association, Pool 3333, 5.500%, 1/20/2033	16,375
4,670	Government National Mortgage Association, Pool 3375, 5.500%, 4/20/2033	5,262
23,992	Government National Mortgage Association, Pool 3390, 5.500%, 5/20/2033	27,047
25,978	Government National Mortgage Association, Pool 3403, 5.500%, 6/20/2033	29,298
29,247	Government National Mortgage Association, Pool 3458, 5.000%, 10/20/2033	32,396

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$ 11,436	Government National Mortgage Association, Pool 3499, 5.000%, 1/20/2034	$12,669
11,863	Government National Mortgage Association, Pool 3556, 5.500%, 5/20/2034	13,434
27,091	Government National Mortgage Association, Pool 3623, 5.000%, 10/20/2034	30,127
8,764	Government National Mortgage Association, Pool 345128, 6.500%, 1/15/2024	9,202
112	Government National Mortgage Association, Pool 366985, 4.500%, 6/15/2041	127
7,017	Government National Mortgage Association, Pool 372962, 7.000%, 3/15/2024	7,404
4,093	Government National Mortgage Association, Pool 373015, 8.000%, 6/15/2024	4,364
2,183	Government National Mortgage Association, Pool 412615, 7.500%, 6/15/2026	2,415
171	Government National Mortgage Association, Pool 432701, 8.000%, 6/15/2026	190
581	Government National Mortgage Association, Pool 443780, 7.000%, 12/15/2027	617
1,296	Government National Mortgage Association, Pool 444274, 7.500%, 1/15/2027	1,442
36	Government National Mortgage Association, Pool 446820, 8.000%, 8/15/2027	41
554	Government National Mortgage Association, Pool 455319, 7.000%, 10/15/2027	621
40,142	Government National Mortgage Association, Pool 456873, 6.500%, 5/15/2028	45,092
797	Government National Mortgage Association, Pool 460881, 7.000%, 7/15/2028	898
289	Government National Mortgage Association, Pool 468225, 6.500%, 9/15/2028	314
92	Government National Mortgage Association, Pool 471672, 7.000%, 4/15/2028	103
165	Government National Mortgage Association, Pool 506476, 7.000%, 4/15/2029	188
14,049	Government National Mortgage Association, Pool 510559, 7.000%, 10/15/2029	15,787
2,586	Government National Mortgage Association, Pool 541578, 5.000%, 6/15/2033	2,905
1,702	Government National Mortgage Association, Pool 544007, 6.500%, 3/15/2031	1,959
133	Government National Mortgage Association, Pool 571225, 6.500%, 10/15/2031	154
781	Government National Mortgage Association, Pool 591976, 5.000%, 4/15/2033	878
5,681	Government National Mortgage Association, Pool 603010, 5.000%, 6/15/2033	6,381
11,391	Government National Mortgage Association, Pool 605775, 6.000%, 11/15/2034	13,252
19,378	Government National Mortgage Association, Pool 605777, 6.000%, 12/15/2034	22,459
27,236	Government National Mortgage Association, Pool 615490, 4.500%, 8/15/2033	30,260
1,145	Government National Mortgage Association, Pool 633711, 6.000%, 9/15/2034	1,330
20,868	Government National Mortgage Association, Pool 643816, 6.000%, 7/15/2025	22,432
301,101	Government National Mortgage Association, Pool 644568, 5.500%, 8/15/2035	343,683
37,438	Government National Mortgage Association, Pool 650708, 5.500%, 1/15/2036	42,851
68,954	Government National Mortgage Association, Pool 652534, 5.500%, 4/15/2036	78,876
10,721	Government National Mortgage Association, Pool 689593, 6.000%, 7/15/2023	10,914
4,752	Government National Mortgage Association, Pool 704189, 5.500%, 1/15/2039	5,493
7,820	Government National Mortgage Association, Pool 780626, 7.000%, 8/15/2027	8,626
8,439	Government National Mortgage Association, Pool 782604, 5.500%, 3/15/2039	9,731
9,039	Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	9,792
2,778	Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	3,033
	TOTAL	925,784
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,108,402)	3,429,779
	MUNICIPAL BOND—0.0%
	Transportation - Services—0.0%
390,000	Texas State Transportation Commission - State Highway Fund, 5.178%, 4/1/2030 (IDENTIFIED COST $422,311)	483,359
	COLLATERALIZED MORTGAGE OBLIGATION—0.0%
	Federal Home Loan Mortgage Corporation REMIC—0.0%
60,410	Federal Home Loan Mortgage Corp. REMIC, Series 3051, Class MY, 5.500%, 10/15/2025 (IDENTIFIED COST $59,251)	65,016

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
$ 2,774	[2]	FNMA ARM, 2.125%, 1/1/2033	$2,909
		Government National Mortgage Association—0.0%
1,192	[2]	GNMA ARM, 2.000%, 5/20/2028	1,227
193	[2]	GNMA ARM, 2.125%, 10/20/2025	196
		TOTAL	1,423
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $4,287)	4,332
		PURCHASED CALL OPTIONS—0.0%
17,651,000		BNP AUD CALL/USD PUT, Notional Amount:$17,651,000, Exercise Price $0.72. Expiration Date 9/3/2021	267,042
17,727,000		HSBC EUR CALL/USD PUT, Notional Amount:$17,727,000, Exercise Price $1.17. Expiration Date 9/3/2021	105,901
17,727,000		HSBC GBP CALL/USD PUT, Notional Amount:$17,727,000, Exercise Price $1.37. Expiration Date 9/3/2021	74,453
35,000,000		Morgan Stanley GBP CALL/USD PUT, Notional Amount:$35,000,000, Exercise Price $1.40. Expiration Date 11/4/2021	135,940
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $453,450)	583,336
		PURCHASED PUT OPTIONS—0.0%
25,000,000		Barclays USD PUT/MXN CALL, Notional Amount:$25,000,000, Exercise Price $20. Expiration Date 10/21/2021	225,900
17,651,000		BNP USD PUT/CAD CALL, Notional Amount:$17,651,000, Exercise Price $1.27. Expiration Date 9/3/2021	191,760
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $378,337)	417,660
		INVESTMENT COMPANIES—47.8%
57,784,666		Bank Loan Core Fund	558,199,871
56,192,790		Emerging Markets Core Fund	577,661,885
42,505,985		Federated Hermes Government Obligations Fund, Premier Shares, 0.02%[5]	42,505,985
178,672,679		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02%[5]	178,726,280
170,883,347		High Yield Bond Core Fund	1,095,362,258
238,540,109		Mortgage Core Fund	2,363,932,479
56,470,023		Project and Trade Finance Core Fund	500,889,104
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $5,118,727,684)	5,317,277,862
		TOTAL INVESTMENT IN SECURITIES—100.6% (IDENTIFIED COST $10,625,608,160)	11,185,868,877
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[6]	(69,124,910)
		TOTAL NET ASSETS—100%	$11,116,743,967
At August 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[7]United States Treasury Notes 2-Year Long Futures	2,524	$556,108,190	December 2021	$368,893
[7]United States Treasury Notes 5-Year Long Futures	1,079	$133,492,531	December 2021	$200,154
Short Futures:
[7]United States Treasury Notes 10-Year Short Futures	2,593	$346,043,953	December 2021	$(512,281)
[7]United States Treasury Notes 10-Year Ultra Short Futures	3,589	$531,228,078	December 2021	$328,035
[7]United States Treasury Ultra Bond Short Futures	2,343	$462,229,969	December 2021	$1,773,393
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$2,158,194
The average notional value of long and short futures contracts held by the Fund throughout the period was $2,471,280,076 and $1,128,278,535, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.

At August 31, 2021, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/13/2021	Bank Of New York	9,000,000	GBP	$12,461,814	$(87,839)
9/15/2021	BNP Paribas SA	9,378,600,000	CLP	$12,000,000	$113,414
10/29/2021	Morgan Stanley	40,000,000	EUR	$47,318,852	$(36,421)
12/9/2021	JPMorgan Chase	11,511,621	AUD	$8,864,969	$(439,595)
12/9/2021	Morgan Stanley	6,900,000	EUR	$8,441,990	$(279,009)
12/9/2021	JPMorgan Chase	7,120,003	EUR	$8,451,137	$(27,884)
12/9/2021	Morgan Stanley	176,700,000,000	IDR	$12,178,648	$106,608
12/9/2021	Barclays Bank PLC	918,000,000	INR	$12,330,423	$122,710
12/9/2021	JPMorgan Chase	182,351,298	MXN	$8,895,110	$66,279
12/21/2021	Citibank N.A.	10,728,080	CAD	$8,876,930	$(374,809)
12/21/2021	Bank of America N.A.	6,257,000	GBP	$8,682,813	$(78,557)
Contracts Sold:
9/7/2021	Bank of America N.A.	9,106,332	AUD	$6,619,125	$(42,805)
9/7/2021	Bank of America N.A.	8,375,126	CAD	$6,619,125	$(19,017)
9/7/2021	JPMorgan Chase	3,764,399	EUR	$4,431,750	$(13,469)
9/7/2021	JPMorgan Chase	3,224,241	GBP	$4,431,750	$(1,145)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(991,539)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $2,919,466 and $1,922,004, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $692,174 and $715,195, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2021, the Fund had the following outstanding written options contracts:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
Barclays	USD CALL/RUB PUT	$25,000,000	September 2021	$77.00	$(23,900)
Barclays	AUD CALL/USD PUT	$25,000,000	September 2021	$0.73	$(342,125)
BNP	EUR CALL/USD PUT	$35,400,000	September 2021	$1.18	$(191,550)
HSBC	USD CALL/NOK PUT	$30,000,000	October 2021	$9.00	$(163,530)
Morgan Stanley	USD CALL/MXN PUT	$10,000,000	September 2021	$21.00	$(7,150)
Put Options:
Barclays	AUD PUT/USD CALL	$25,000,000	September 2021	$0.73	$(23,375)
Barclays	GBP PUT/USD CALL	$34,625,000	November 2021	$1.39	$(506,875)
HSBC	USD PUT/NOK CALL	$30,000,000	October 2021	$8.35	$(75,390)
Morgan Stanley	USD PUT/MXN CALL	$10,000,000	September 2021	$19.50	$(2,470)
Morgan Stanley	USD PUT/CLP CALL	$18,000,000	September 2021	$755.00	$(30,744)
Morgan Stanley	USD PUT/JPY CALL	$26,000,000	September 2021	$109.00	$(29,744)
Morgan Stanley	USD PUT/JPY CALL	$40,000,000	October 2021	$108.00	$(78,960)
(Premiums Received $2,784,563)					$(1,475,813)
The average market value of written put and call options held by the Fund throughout the period was $1,170,365 and $1,935,228, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts and the Value of Written Options Contracts is included in “Other Assets and Liabilities–Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2021, were as follows:
Affiliates	Value as of 11/30/2020	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$705,910,081	$38,593,821	$(198,347,000)
Emerging Markets Core Fund	$507,797,675	$119,852,979	$(50,111,300)
Federated Hermes Government Obligations Fund, Premier Shares*	$12,088,767	$1,120,593,719	$(1,090,176,501)
Federated Institutional Prime Value Obligations Fund, Institutional Shares*	$30,676,679	$4,068,808,001	$(3,920,753,965)
High Yield Bond Core Fund	$779,999,966	$302,143,640	$(8,700,000)
Mortgage Core Fund	$1,846,468,963	$844,954,000	$(305,000,000)
Project and Trade Finance Core Fund	$417,634,947	$83,016,196	$—
TOTAL OF AFFILIATED TRANSACTIONS	$4,300,577,078	$6,577,962,356	$(5,573,088,766)

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 8/31/2021	Shares Held as of 8/31/2021**	Dividend Income
$11,217,200	$825,769	$558,199,871	57,784,666	$22,594,529
$322,749	$(200,218)	$577,661,885	56,192,790	$27,208,104
N/A	N/A	$42,505,985	42,505,985	$6,956
$(959)	$(3,476)	$178,726,280	178,672,679	$61,885
$21,891,465	$27,187	$1,095,362,258	170,883,347	$39,820,981
$(33,894,499)	$11,404,015	$2,363,932,479	238,540,109	$28,888,698
$237,961	$—	$500,889,104	56,470,023	$8,713,647
$(226,083)	$12,053,277	$5,317,277,862	801,049,599	$127,294,800

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
**	At August 31, 2021, the Fund owns a majority of the outstanding shares of beneficial interest of each of Mortgage Core Fund and Project and Trade Finance Core Fund.

1
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of August 31, 2021, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$110,058,046	$112,605,985

2
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”).

4	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$3,919,408,705	$52,412	$3,919,461,117
U.S. Treasuries	—	1,737,087,439	—	1,737,087,439
Commercial Mortgage-Backed Securities	—	110,342,088	—	110,342,088
Foreign Governments/Agencies	—	55,894,123	—	55,894,123
Asset-Backed Securities	—	40,822,766	—	40,822,766
Mortgage-Backed Securities	—	3,429,779	—	3,429,779
Municipal Bond	—	483,359	—	483,359
Collateralized Mortgage Obligation	—	65,016	—	65,016
Adjustable Rate Mortgages	—	4,332	—	4,332
Purchased Call Options	—	583,336	—	583,336
Purchased Put Options	—	417,660	—	417,660
Investment Companies[1]	4,816,388,758	—	—	5,317,277,862
TOTAL SECURITIES	$4,816,388,758	$5,868,538,603	$52,412	$11,185,868,877
Other Financial Instruments:
Assets
Futures Contracts	$2,670,475	$—	$—	$2,670,475
Foreign Exchange Contracts	—	409,011	—	409,011
Liabilities
Futures Contracts	(512,281)	—	—	(512,281)
Foreign Exchange Contracts	—	(1,400,550)	—	(1,400,550)
Written Options Contracts	—	(1,475,813)	—	(1,475,813)
TOTAL OTHER FINANCIAL INSTRUMENTS	$2,158,194	$(2,467,352)	$—	$(309,158)

1
As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $500,889,104 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Project and Trade
Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
AUD	—Australian Dollar
BKNT	—Bank Notes
CAD	—Canadian Dollar
CLP	—Chilean Peso
EUR	—Euro Currency
FNMA	—Federal National Mortgage Association
FREMF	—Freddie Mac Multifamily K-Deals
GBP	—British Pound
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
RUB	—Russian Ruble
USD	—United States Dollar